BANK FINANCIAL ASSETS AND LIABILITIES - Movements in the allowance for impairment losses attributable to bank deposits and loans (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	₽ 4,623
Ending Balance	3,536	₽ 4,623
Bank deposits and loans
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	16,446	10,031
Provision charge	11,066	8,274
Recovery of previously written-off assets	1,557	565
Bad debt written-off	(3,361)	(2,145)
Sale of loans	(4,324)	(279)
Other movements	(240)
Ending Balance	21,144	16,446
Loans to customers
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	16,436	10,024
Provision charge	11,046	8,271
Recovery of previously written-off assets	1,557	565
Bad debt written-off	(3,361)	(2,145)
Sale of loans	(4,324)	(279)
Other movements	(240)
Ending Balance	21,114	16,436
Due from banks
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	10	7
Provision charge	20
Provision release		3
Ending Balance	₽ 30	₽ 10